Income Tax Expense (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Tax

For the nine months ended December 31, 2017 and 2016, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

	Nine months Ended	Nine Months Ended
	December 31, 2017	December 31, 2016
Tax jurisdictions from:
- Local	$(11,908)	$(61,268)
- Foreign, representing:
Seychelles	-	(3,100)
Hong Kong	(1,921)	(1,434)
Malaysia	(149,322)	(39,423)
Australia	(2,504)	-
Loss before income tax	$(165,655)	$(105,225)

For the year ended March 31, 2017 and 2016, the local (United States) and foreign components of loss before income tax were comprised of the following:

	April 1, 2016 to March 31, 2017	January 20, 2016 to March 31, 2016
Tax jurisdictions from:
- Local	$(78,821)	$-
- Foreign, representing:
Seychelles	(3,100)	-
Hong Kong	(1,539)	-
Malaysia	(151,402)	-
Loss before income tax	$(234,862)	$-

Schedule of Income Tax Expense

The provision for income taxes consisted of the following:

	Nine months Ended	Nine Months Ended
	December 31, 2017	December 31, 2016
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	-	-
- Foreign	-	-
Income tax expense	$-	$-

The provision for income taxes consisted of the following:

	April 1, 2016 to March 31, 2017	January 20, 2016 to March 31, 2016
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	-	-
- Foreign	-	-
Income tax expense	$-	$-

Schedule of Effective and Statutory Rate Reconciliation

The following table summarizes a reconciliation of the Company’s blended statutory income tax rate to the Company's effective tax rate as a percentage of income from continuing operations before taxes:

	Nine months Ended December 31, 2017	Nine months Ended December 31, 2016
Statutory blended tax rate	(19%)	-
Increase in valuation allowance
- Foreign	19%	-
Effective tax rate	0%	-

The following table summarizes a reconciliation of the Company’s blended statutory income tax rate to the Company's effective tax rate as a percentage of income from continuing operations before taxes:

	April 1, 2016 to March 31, 2017	January 20, 2016 to March 31, 2016
Statutory blended tax rate	(24%)	-
Increase in valuation allowance
- Foreign	24%	-
Effective tax rate	0%	-

Schedule of Deferred Tax Assets

The following table sets forth the significant components of the aggregate deferred tax assets of the Company for the year ended December 31, 2017 and 2016:

	April 1, 2017 to December 31, 2017	April 1, 2016 to December 31, 2016
Deferred tax assets:
Net operating loss carryforwards
-United States of America	$(4,168)	$(21,444)
-Hong Kong	(317)	(237)
-Malaysia	(26,878)	(7,490)
-Australia	(751)	-
	$(32,114)	$(29,171)
Less: valuation allowance	32,114	29,171
Deferred tax assets	$-	$-

The following table sets forth the significant components of the aggregate deferred tax assets of the Company for the year ended March 31, 2017 and 2016:

	April 1, 2016 to March 31, 2017	January 20, 2016 to March 31, 2016
Deferred tax assets:
Net operating loss carryforwards
-United States of America	$(27,587)	$-
-Hong Kong	(254)	-
-Malaysia	(27,252)	-
	$(55,093)	$-
Less: valuation allowance	55,093	-
Deferred tax assets	$-	$-